Credit Risk - Disclosure of Interest Rate Profile of Mortgage Assets Stock (Details) - Stock - Credit risk - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of credit risk exposure [line items]
Residential mortgage loans	£ 167,228	£ 175,239
Percentage of residential mortgage loans	100.00%	100.00%
Fixed rate
Disclosure of credit risk exposure [line items]
Residential mortgage loans	£ 150,310	£ 155,363
Percentage of residential mortgage loans	90.00%	89.00%
Fixed rate | No later than one year
Disclosure of credit risk exposure [line items]
Residential mortgage loans	£ 38,143	£ 38,419
Percentage of residential mortgage loans	23.00%	22.00%
Fixed rate | Later than 1 year but no later than 3 years
Disclosure of credit risk exposure [line items]
Residential mortgage loans	£ 85,646	£ 66,451
Percentage of residential mortgage loans	51.00%	38.00%
Fixed rate | Later than three years and not later than four years
Disclosure of credit risk exposure [line items]
Residential mortgage loans	£ 11,268	£ 34,925
Percentage of residential mortgage loans	7.00%	20.00%
Fixed rate | Later than four years and not later than five years
Disclosure of credit risk exposure [line items]
Residential mortgage loans	£ 11,831	£ 11,126
Percentage of residential mortgage loans	7.00%	6.00%
Fixed rate | Later than five years
Disclosure of credit risk exposure [line items]
Residential mortgage loans	£ 3,422	£ 4,442
Percentage of residential mortgage loans	2.00%	3.00%
Variable rate
Disclosure of credit risk exposure [line items]
Residential mortgage loans	£ 12,252	£ 13,923
Percentage of residential mortgage loans	7.00%	8.00%
Standard Variable Rate (SVR)
Disclosure of credit risk exposure [line items]
Residential mortgage loans	£ 3,029	£ 3,942
Percentage of residential mortgage loans	2.00%	2.00%
Follow on Rate (FoR)
Disclosure of credit risk exposure [line items]
Residential mortgage loans	£ 1,637	£ 2,011
Percentage of residential mortgage loans	1.00%	1.00%